Consideration and Preliminary Identification of Assets Acquired, Including Cash Acquired and Liabilities Assumed as well as Fair Value Of Noncontrolling Interests (Parenthetical) (Detail) - AOL Inc - USD ($)
$ in Millions
12 Months Ended
	Jun. 23, 2015		Dec. 31, 2016
Business Acquisition [Line Items]
Cash payment to AOL's equity holders	$ 3,764		$ 179
Estimated liabilities to be paid	$ 377	[1]	$ 198

[1]	During the year ended December 31, 2016, we made cash payments of $179 million in respect of acquisition-date estimated liabilities to be paid. As of December 31, 2016, the remaining balance of estimated liabilities to be paid was $198 million.